Summary of Significant Accounting Policies (Details)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities	0	3,060,301	3,210,126	3,060,301	3,210,126	3,525,907
Convertible Notes Principal [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities	0	0	2,650,858	0	2,650,858	2,650,858
Convertible Notes Accrued Interest [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities	0	0	60,135	0	60,135	100,227
Consulting Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities	0	278,228	278,228	278,228	278,228	278,228
Financing Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities	0	152,778	220,905	152,778	220,905	220,905
IPO Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities		460,000	0	460,000	0
IR Consulting Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities		36,000	0	36,000	0
Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities	0	1,671,235	0	1,671,235	0	275,689
Restricted Stock Units (RSUs) [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities		462,060	0	462,060	0